Trade Accounts Receivable, Net - Disclosure of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Balance at the beginning of the period		$ 1,375
Balance at the end of the period		2,114	$ 1,375
Trade receivables [member]
Disclosure of financial assets [line items]
Balance at the beginning of the period		1,375	1,193	$ 849
Effect of adoption of IFRS 9		468
Adjusted balance at the beginning of the period		1,843	1,193	849
Allowance for the period		348	530	467
Additions (write-offs) of uncollectible accounts	[1]	(402)	(400)	(418)
Addition from business combinations		1	86	94
Effects of changes in foreign exchange rates		324	(32)	201
Effect of Venezuela deconsolidation			(2)
Balance at the end of the period		$ 2,114	$ 1,375	$ 1,193

[1]	In 2018, includes the effect of Coca-Cola FEMSA Philippines, Inc. sale for an aggregate amount of $ 82.